UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-22920

The Advisors' Inner Circle Fund III

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant's telephone number, including area code: (877) 446-3863

Date of fiscal year end: September 30, 2022

Date of reporting period: March 31, 2022

Item 1. Reports to Stockholders.

A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the "Act") (17 CFR § 270.30e-1), is attached hereto.

The Advisors’ Inner Circle Fund III

Rayliant Quantamental Emerging Market Equity ETF

Rayliant Quantamental China Equity ETF

Rayliant Quantitative Developed Market Equity ETF

SEMI-ANNUAL REPORT	MARCH 31, 2022

Investment Adviser: Rayliant Asset Management

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT FUNDS MARCH 31, 2022

TABLE OF CONTENTS

Schedules of Investments	1
Statements of Assets and Liabilities	17
Statements of Operations	19
Statements of Changes in Net Assets	20
Financial Highlights	23
Notes to Financial Statements	26
Disclosure of Fund Expenses	45
Liquidity Risk Management Program	47
Approval of Investment Advisory Agreement	49

The Fund files its complete schedule of investments with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT is available on the SEC’s website at https://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to Fund securities, as well as information relating to how a Fund voted proxies relating to fund securities during the most recent period ended September 30, is available (i) without charge, upon request, by calling 1-866-898-1688; and (ii) on the SEC’s website at https://www.sec.gov.

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT QUANTAMENTAL CHINA EQUITY ETF MARCH 31, 2022 (UNAUDITED)

SECTOR WEIGHTINGS†

†	Percentages are based on total investments.

SCHEDULE OF INVESTMENTS
COMMON STOCK — 100.2%
	Shares	Value
CHINA — 100.2%
Communication Services — 3.1%
37 Interactive Entertainment Network Technology Group, Cl A	59,000	$217,947
G-bits Network Technology Xiamen, Cl A	11,900	675,785
Kingnet Network, Cl A *	770,400	617,718
		1,511,450
Consumer Discretionary — 6.6%
BYD, Cl A	8,700	314,938
Gree Electric Appliances of Zhuhai, Cl A	110,300	561,221
Haier Smart Home, Cl A	205,678	748,438
Huizhou Desay Sv Automotive, Cl A	8,500	169,542
Jason Furniture Hangzhou, Cl A	29,100	281,048
Oppein Home Group, Cl A	22,400	412,848
SAIC Motor, Cl A	179,500	480,695
Xilinmen Furniture, Cl A	27,400	125,085
Zhejiang Meida Industrial, Cl A	50,800	108,913
		3,202,728
Consumer Staples — 14.2%
Chacha Food, Cl A	21,500	182,043
Chongqing Brewery, Cl A	38,400	648,640
Foshan Haitian Flavouring & Food, Cl A	48,230	664,178
Inner Mongolia Yili Industrial Group, Cl A	135,200	785,673
Jiangsu Provincial Agricultural Reclamation and Development	329,050	727,755
Juewei Food, Cl A	19,863	131,823
Kweichow Moutai, Cl A	9,500	2,572,502
Shanxi Xinghuacun Fen Wine Factory, Cl A	12,233	491,201
Sichuan Swellfun, Cl A	20,409	264,818

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT QUANTAMENTAL CHINA EQUITY ETF MARCH 31, 2022 (UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK (continued)
	Shares	Value
CHINA (continued)
Consumer Staples (continued)
Tongwei, Cl A	65,700	$441,822
		6,910,455
Energy — 4.1%
China Petroleum & Chemical, Cl A	1,774,700	1,207,716
Shaanxi Coal Industry, Cl A	300,300	778,175
		1,985,891
Financials — 22.3%
Agricultural Bank of China, Cl A	737,800	357,969
AVIC Industry-Finance Holdings, Cl A	1,018,000	663,903
Bank of Chengdu, Cl A	67,800	160,419
Bank of Communications, Cl A	847,000	681,806
Bank of Jiangsu, Cl A	616,330	684,477
Bank of Nanjing, Cl A	146,500	246,240
China Merchants Bank, Cl A	382,000	2,816,213
China Pacific Insurance Group, Cl A	35,500	128,174
China Zheshang Bank, Cl A	238,900	124,942
CITIC Securities, Cl A	407,060	1,340,173
East Money Information, Cl A	46,100	184,019
Guotai Junan Securities, Cl A	80,400	198,970
Haitong Securities, Cl A	117,500	190,648
Industrial Bank, Cl A	265,600	864,818
Jiangsu Changshu Rural Commercial Bank, Cl A	97,800	119,244
Ping An Insurance Group of China, Cl A	224,000	1,709,614
Postal Savings Bank of China, Cl A	381,200	323,667
		10,795,296
Health Care — 10.3%
Asymchem Laboratories Tianjin, Cl A	13,900	803,595
Beijing Wantai Biological Pharmacy Enterprise, Cl A	17,250	755,423
Chongqing Zhifei Biological Products, Cl A	4,500	97,824
Dian Diagnostics Group, Cl A	76,400	349,258
Hangzhou Tigermed Consulting, Cl A	8,100	137,295
Shanghai Medicilon, Cl A	1,800	128,312
Shanghai MicroPort Endovascular MedTech Group, Cl A *	3,800	124,845
Shenzhen Mindray Bio-Medical Electronics, Cl A	12,700	614,684
Tofflon Science & Technology Group, Cl A	42,800	265,574
Tonghua Dongbao Pharmaceutical, Cl A	123,100	197,601
WuXi AppTec, Cl A	66,040	1,169,102
Zhejiang Orient Gene Biotech, Cl A	6,400	287,915
		4,931,428
Industrials — 16.0%
Beijing United Information Technology, Cl A	14,400	253,743

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT QUANTAMENTAL CHINA EQUITY ETF MARCH 31, 2022 (UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK (continued)
	Shares	Value
CHINA (continued)
Industrials (continued)
China International Marine Containers Group, Cl A	442,000	$967,121
China Railway Group, Cl A	177,100	168,226
China State Construction Engineering, Cl A	1,413,780	1,211,538
Contemporary Amperex Technology, Cl A	37,500	3,026,299
COSCO SHIPPING Holdings, Cl A *	441,442	1,077,858
DiDi Global ADR *	47,482	118,705
Ningbo Ronbay New Energy Technology, Cl A *	6,200	126,401
Shenzhen Yinghe Technology, Cl A	32,700	141,038
Xiamen Xiangyu, Cl A	276,210	382,894
YTO Express Group, Cl A	124,500	338,310
		7,812,133
Information Technology — 11.4%
Amlogic Shanghai, Cl A *	15,600	277,444
Beijing Huafeng Test & Control Technology, Cl A	1,800	128,283
Gigadevice Semiconductor Beijing, Cl A	37,810	839,991
Goke Microelectronics, Cl A	39,000	535,412
Guangzhou Shiyuan Electronic Technology, Cl A	38,497	388,845
NAURA Technology Group, Cl A	8,100	349,616
SG Micro, Cl A	17,821	916,638
Sino Wealth Electronic, Cl A	40,011	361,909
StarPower Semiconductor, Cl A	2,300	140,070
Tianjin Zhonghuan Semiconductor, Cl A	48,200	324,213
Unigroup Guoxin Microelectronics, Cl A	14,200	457,533
Wuxi Lead Intelligent Equipment, Cl A	74,200	683,078
Zhejiang Jingsheng Mechanical & Electrical, Cl A	16,353	154,563
		5,557,595
Materials — 8.5%
Anhui Guangxin Agrochemical, Cl A	105,900	532,161
China Jushi, Cl A	80,111	192,324
China Tungsten And Hightech Materials, Cl A *	35,700	63,885
Guangzhou Tinci Materials Technology, Cl A	7,100	105,134
Hoshine Silicon Industry, Cl A	22,000	362,675
Shanghai Putailai New Energy Technology, Cl A	23,816	527,260
Shenzhen Capchem Technology, Cl A	34,900	448,338
Shenzhen Dynanonic, Cl A *	5,600	501,681
Suzhou TA&A Ultra Clean Technology, Cl A	15,700	177,080
Xinjiang Tianshan Cement, Cl A *	464,031	963,427
YongXing Special Materials Technology, Cl A	12,100	226,099
		4,100,064
Real Estate — 2.7%
Greenland Holdings, Cl A	716,340	608,225

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT QUANTAMENTAL CHINA EQUITY ETF MARCH 31, 2022 (UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK (continued)
	Shares	Value
CHINA (continued)
Real Estate (continued)
Youngor Group, Cl A	562,800	$601,091
Zhejiang China Commodities City Group, Cl A	114,200	90,488
		1,299,804
Utilities — 1.0%
ENN Natural Gas, Cl A	176,700	492,960
		492,960
TOTAL COMMON STOCK
(Cost $52,518,638)		48,599,804

TOTAL INVESTMENTS— 100.2%
(Cost $52,518,638)		$48,599,804

Percentages are based on Net Assets of $48,511,180.
*	Non-income producing security.

Cl — Class

As of March 31, 2022, all of the Fund's investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and discloser under U.S. generally accepted accounting principles.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT QUANTAMENTAL EMERGING MARKET EQUITY ETF MARCH 31, 2022 (UNAUDITED)

SECTOR WEIGHTINGS †

†	Percentages are based on total investments.

SCHEDULE OF INVESTMENTS
COMMON STOCK — 82.9%
	Shares	Value
BRAZIL — 1.3%
JBS	51,100	$403,148

CHILE — 0.4%
Colbun	1,480,508	121,406

CHINA — 6.4%
Asymchem Laboratories Tianjin, Cl A	1,200	69,375
Autohome ADR	1,844	56,076
Bank of Communications, Cl A	118,500	95,388
China International Marine Containers Group, Cl A	281,500	615,938
Contemporary Amperex Technology, Cl A	5,300	427,717
COSCO SHIPPING Holdings, Cl A *	42,500	103,771
Daqo New Energy ADR *	2,183	90,202
DiDi Global ADR *	51,357	128,393
Gigadevice Semiconductor Beijing, Cl A	2,400	53,319
Guangzhou Tinci Materials Technology, Cl A	3,500	51,827
Hello Group ADR	5,858	33,859
Legend Biotech ADR *	2,872	104,368
Quectel Wireless Solutions, Cl A	1,900	53,593
Shanghai Putailai New Energy Technology, Cl A	2,300	50,919
Shanghai Zhonggu Logistics, Cl A *	15,000	62,995
		1,997,740

CZECH REPUBLIC — 1.3%
CEZ	9,548	402,754

GREECE — 0.6%
Hellenic Telecommunications Organization	10,819	197,418

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT QUANTAMENTAL EMERGING MARKET EQUITY ETF MARCH 31, 2022 (UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK (continued)
	Shares	Value
HONG KONG — 26.9%
COMMUNICATION SERVICES — 2.4%
Tencent Holdings	15,900	$759,734

CONSUMER DISCRETIONARY — 5.7%
Alibaba Group Holding *	29,100	416,542
China Meidong Auto Holdings	32,000	122,583
China Yongda Automobiles Services Holdings	376,000	409,541
Dongfeng Motor Group, Cl H	138,000	103,790
JD.com, Cl A *	57	1,703
Li Ning	50,000	431,596
Yadea Group Holdings	44,000	68,095
Zhongsheng Group Holdings	34,500	244,056

		1,797,906
CONSUMER STAPLES — 1.9%
Nongfu Spring, Cl H	82,200	438,217
Want Want China Holdings	174,000	160,860

		599,077
ENERGY — 0.6%
China Coal Energy, Cl H	100,000	75,210
PetroChina, Cl H	230,000	119,238

		194,448
FINANCIALS — 5.8%
Agricultural Bank of China, Cl H	798,000	306,711
Bank of Communications, Cl H	414,000	297,096
China Cinda Asset Management, Cl H	470,000	80,420
China International Capital, Cl H	59,200	132,137
China Taiping Insurance Holdings	98,800	120,986
CITIC Securities, Cl H	130,500	301,279
Haitong Securities, Cl H	149,200	113,928
People's Insurance Group of China, Cl H	417,000	136,845
PICC Property & Casualty, Cl H	290,000	296,984

		1,786,386
HEALTH CARE — 3.3%
China Medical System Holdings	46,000	72,482
CSPC Pharmaceutical Group	244,000	281,968
Genscript Biotech *	22,000	70,511
Sino Biopharmaceutical	742,000	463,312
Sinopharm Group, Cl H	63,200	144,293

		1,032,566

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT QUANTAMENTAL EMERGING MARKET EQUITY ETF MARCH 31, 2022 (UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK (continued)
	Shares	Value
INDUSTRIALS — 3.6%
China Communications Services, Cl H	112,000	$50,770
China Railway Group, Cl H	192,000	107,628
China State Construction International Holdings	98,000	131,144
CITIC	267,000	296,955
Orient Overseas International	13,000	347,601
SITC International Holdings	37,000	131,107
Zhejiang Expressway, Cl H	76,000	63,856

		1,129,061
INFORMATION TECHNOLOGY — 2.5%
Kingboard Holdings	19,500	94,868
Kingboard Laminates Holdings	57,000	93,891
Lenovo Group	384,000	417,764
Sunny Optical Technology Group	11,800	190,002

		796,525
REAL ESTATE — 0.5%
China Overseas Property Holdings	70,000	83,306
Yuexiu Property	67,000	66,646

		149,952
UTILITIES — 0.6%
Kunlun Energy	220,000	191,869

		8,437,524

INDONESIA — 0.7%
Adaro Energy Indonesia	645,200	120,842
Indofood Sukses Makmur	264,400	109,534
		230,376

MALAYSIA — 1.8%
Hartalega Holdings	133,000	153,410
Kossan Rubber Industries	602,100	280,663
Nestle Malaysia	4,100	130,271
		564,344

MEXICO — 1.3%
Alpek, Cl A	299,500	410,758

PHILIPPINES — 1.0%
Globe Telecom	1,770	86,884
International Container Terminal Services	50,830	220,825
		307,709

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT QUANTAMENTAL EMERGING MARKET EQUITY ETF MARCH 31, 2022 (UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK (continued)
	Shares	Value
POLAND — 2.7%
Cyfrowy Polsat	17,345	$115,543
LPP	121	333,042
Orange Polska *	37,832	71,629
Polski Koncern Naftowy ORLEN	17,238	314,460
		834,674

RUSSIA — 0.0%
Gazprom Neft PJSC (A)	111,970	–
Novolipetsk Steel PJSC (A)	98,630	–
Severstal PAO (A)	11,625	–
		–

SOUTH AFRICA — 2.2%
Capitec Bank Holdings	2,028	324,972
Kumba Iron Ore	2,528	113,381
Shoprite Holdings	16,359	264,946
		703,299

SOUTH KOREA — 13.5%
BNK Financial Group	110,840	727,929
DB HiTek	6,199	383,074
DB Insurance	2,156	124,339
E-MART	1,197	139,249
Hyundai Steel	2,309	79,154
Kakao	2,027	178,108
Kia	8,843	539,897
Korea Investment Holdings	2,283	147,673
LG Innotek	818	261,182
Samsung Electro-Mechanics	1,416	192,764
Samsung Electronics	12,701	729,334
Samsung Engineering *	8,342	180,323
Samsung Securities	1,537	53,134
S-Oil	2,432	194,030
Woori Financial Group	24,269	307,355
		4,237,545

TAIWAN — 18.3%
China Development Financial Holding	486,000	325,679
Compal Electronics	205,000	191,753
Elite Material	10,000	90,048
eMemory Technology	4,000	258,276
Gigabyte Technology	97,000	440,117
Himax Technologies ADR	7,275	79,006
Micro-Star International	35,000	158,805

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT QUANTAMENTAL EMERGING MARKET EQUITY ETF MARCH 31, 2022 (UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK (continued)
	Shares	Value
TAIWAN (continued)
momo.com	4,000	$131,372
Novatek Microelectronics	5,000	74,429
Parade Technologies	4,000	252,692
Realtek Semiconductor	17,000	255,432
Silergy	2,000	239,429
Silicon Motion Technology ADR	8,650	577,993
SinoPac Financial Holdings	510,000	327,522
Synnex Technology International	65,000	170,829
Taiwan Semiconductor Manufacturing	85,000	1,771,111
Vanguard International Semiconductor	56,000	243,338
WPG Holdings	79,000	154,407
		5,742,238

THAILAND — 1.3%
Digital Telecommunications Infrastructure Fund, Cl F	955,400	405,147

TURKEY — 1.2%
Eregli Demir ve Celik Fabrikalari	80,140	177,242
KOC Holding	37,930	102,558
Turkiye Petrol Rafinerileri *	5,532	80,862
		360,662

UNITED ARAB EMIRATES — 2.0%
International Holding PJSC *	12,361	633,690

UNITED KINGDOM — 0.0%
PhosAgro PJSC GDR (A)	22,934	–

TOTAL COMMON STOCK
(Cost $28,789,381)		25,990,432

EXCHANGE TRADED FUNDS — 9.1%

UNITED STATES — 9.1%
Franklin FTSE India ETF	44,535	1,387,848
iShares MSCI India ETF	32,696	1,457,261

TOTAL EXCHANGE TRADED FUNDS
(Cost $2,935,948)		2,845,109

PREFERRED STOCK — 7.5%

BRAZIL — 7.5%
Braskem (B)	11,900	110,812
Cia Paranaense de Energia (B)	462,300	739,377

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT QUANTAMENTAL EMERGING MARKET EQUITY ETF MARCH 31, 2022 (UNAUDITED)

SCHEDULE OF INVESTMENTS
PREFERRED STOCK (continued)
	Shares	Value
BRAZIL (continued)
Gerdau (B)	68,700	$444,126
Metalurgica Gerdau (B)	406,300	1,046,541
		2,340,856

TOTAL PREFERRED STOCK
(Cost $1,948,548)		2,340,856

TOTAL INVESTMENTS— 99.5%
(Cost $33,673,877)		$31,176,397

Percentages are based on Net Assets of $31,332,153.
*	Non-income producing security.
(A)	Level 3 security in accordance with fair value hierarchy.
(B)	There is currently no rate available.

Cl — Class

The following is a summary of the inputs used as of March 31, 2022 when valuing the Fund's investments:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$25,990,432	$—	$—	$25,990,432
Exchange Traded Funds	2,845,109	—	—	2,845,109
Preferred Stock	2,340,856	—	—	2,340,856
Total Investments in Securities	$31,176,397	$—	$—	$31,176,397

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT QUANTITATIVE DEVELOPED MARKET EQUITY ETF MARCH 31, 2022 (UNAUDITED)

SECTOR WEIGHTINGS †

†	Percentages are based on total investments.

SCHEDULE OF INVESTMENTS
COMMON STOCK — 98.0%
	Shares	Value
AUSTRALIA — 0.9%
GrainCorp, Cl A	50,889	$324,828
Rio Tinto	5,853	523,524
		848,352

BELGIUM — 0.3%
Argenx *	851	267,488

CANADA — 3.9%
Absolute Software	61,901	522,842
Aritzia *	5,644	230,586
Dollarama	5,200	295,168
Loblaw	3,141	282,100
Power Corp of Canada	10,883	337,194
Spin Master *	4,000	137,865
Summit Industrial Income ‡	85,948	1,515,212
West Fraser Timber	1,713	141,066
WSP Global	2,007	266,588
		3,728,621

DENMARK — 3.0%
AP Moller - Maersk, Cl B	123	374,776
Drilling of 1972 *	14,693	811,424
Genmab *	725	267,320
Novozymes, Cl B	3,955	273,907
Pandora	2,259	218,826
Sydbank	25,895	893,980
		2,840,233

FRANCE — 1.4%
Dassault Systemes	13,990	696,029
Europcar Mobility Group *	489,949	269,844

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT QUANTITATIVE DEVELOPED MARKET EQUITY ETF MARCH 31, 2022 (UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK (continued)
	Shares	Value
FRANCE (continued)
STMicroelectronics	8,977	$395,433
		1,361,306

GERMANY — 2.2%
K+S	37,241	1,137,418
Merck KGaA	3,047	643,634
RWE	8,091	355,865
		2,136,917

HONG KONG — 2.4%
CK Hutchison Holdings	45,042	330,997
First Pacific	1,941,209	785,764
IGG	394,000	188,160
Kingboard Holdings	69,500	338,120
Link REIT ‡	18,100	154,851
Techtronic Industries	29,510	478,180
		2,276,072

ITALY — 1.1%
Eni	35,645	527,242
Snam	40,902	238,105
Societa Cattolica Di Assicurazione	38,462	258,907
		1,024,254

JAPAN — 3.7%
AGC	4,050	163,669
BML	7,454	189,766
Citizen Watch	52,507	225,385
Dexerials	23,759	654,779
Hokuetsu	187,053	1,071,076
Inpex	15,100	179,147
Mitsubishi Chemical Holdings	25,071	168,779
Nippon Telegraph & Telephone	22,100	645,475
Sompo Holdings	5,800	257,135
		3,555,211

NETHERLANDS — 2.2%
Accell Group	4,054	258,912
Aegon	31,720	169,477
Koninklijke KPN	56,056	196,030
NN Group	5,470	279,112
OCI *	17,787	634,882
Wolters Kluwer	5,743	617,138
		2,155,551

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT QUANTITATIVE DEVELOPED MARKET EQUITY ETF MARCH 31, 2022 (UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK (continued)
	Shares	Value
NORWAY — 1.0%
Equinor	14,987	$567,668
MPC Container Ships	112,952	382,363
		950,031

SPAIN — 0.8%
Laboratorios Farmaceuticos Rovi	8,254	617,149
Red Electrica	8,772	181,636
		798,785

SWITZERLAND — 0.8%
Aryzta *	125,829	129,897
Swiss Life Holding	564	364,171
Swisscom	239	144,140
Vifor Pharma	885	157,526
		795,734

UNITED KINGDOM — 1.7%
Admiral Group	3,650	123,172
Airtel Africa	209,092	384,047
Centrica	160,912	169,662
Plus500	12,419	230,966
Segro ‡	24,534	434,635
Spirax-Sarco Engineering	1,806	298,067
		1,640,549

UNITED STATES — 72.6%
COMMUNICATION SERVICES — 5.5%
Alphabet, Cl A *	828	2,302,958
EchoStar, Cl A *	43,093	1,048,884
Meta Platforms, Cl A *	8,460	1,881,165

		5,233,007
CONSUMER DISCRETIONARY — 6.8%
Amazon.com *	167	544,412
AutoZone *	423	864,857
Booking Holdings *	286	671,657
Domino's Pizza	366	148,966
Expedia Group *	2,480	485,262
GoPro, Cl A *	23,571	201,061
Hasbro	1,586	129,925
Laureate Education, Cl A	48,064	569,558
Murphy USA	2,124	424,715
O'Reilly Automotive *	1,317	902,092
Pool	480	202,968

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT QUANTITATIVE DEVELOPED MARKET EQUITY ETF MARCH 31, 2022 (UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK (continued)
	Shares	Value
CONSUMER DISCRETIONARY (continued)
Sonic Automotive, Cl A	5,463	$232,232
Tesla *	553	595,913
Yum! Brands	5,885	697,549

		6,671,167
CONSUMER STAPLES — 5.1%
Coca-Cola Consolidated	3,409	1,693,762
Costco Wholesale	4,322	2,488,824
Inter Parfums	2,948	259,571
Philip Morris International	4,437	416,812

		4,858,969
ENERGY — 2.9%
ConocoPhillips	4,020	402,000
Devon Energy	8,613	509,287
Marathon Petroleum	6,831	584,050
Oasis Petroleum	5,408	791,190
Pioneer Natural Resources	2,143	535,814

		2,822,341
FINANCIALS — 5.1%
American National Group	5,315	1,005,013
Cohen & Steers	5,865	503,745
Credit Acceptance *	704	387,460
Encore Capital Group *	4,458	279,650
FactSet Research Systems	788	342,110
Fidelity National Financial	5,306	259,145
S&P Global	3,651	1,497,567
Stewart Information Services	9,283	562,643

		4,837,333
HEALTH CARE — 19.5%
AmerisourceBergen, Cl A	1,679	259,758
Amphastar Pharmaceuticals *	41,896	1,504,066
Anthem	3,854	1,893,162
Bio-Rad Laboratories, Cl A *	474	266,971
Cigna	3,844	921,061
Gilead Sciences	10,070	598,661
Humana	1,239	539,176
Incyte *	3,732	296,395
Innoviva *	23,085	446,695
IQVIA Holdings *	4,347	1,005,070
Johnson & Johnson	5,687	1,007,907

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT QUANTITATIVE DEVELOPED MARKET EQUITY ETF MARCH 31, 2022 (UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK (continued)
	Shares	Value
HEALTH CARE (continued)
Merck	20,536	$1,684,979
Mettler-Toledo International *	491	674,236
Moderna *	1,151	198,271
Pfizer	49,666	2,571,209
Quest Diagnostics	2,889	395,388
Regeneron Pharmaceuticals *	1,683	1,175,441
UnitedHealth Group	3,151	1,606,915
Vertex Pharmaceuticals *	4,445	1,160,012
Waters *	1,275	395,747

		18,601,120
INDUSTRIALS — 4.4%
CH Robinson Worldwide	2,706	291,463
Expeditors International of Washington	4,087	421,615
Illinois Tool Works	3,635	761,169
Nordson	1,062	241,159
Northrop Grumman	890	398,026
Old Dominion Freight Line	2,079	620,956
Otis Worldwide	6,128	471,550
Robert Half International	1,921	219,340
United Parcel Service, Cl B	1,927	413,264
ZIM Integrated Shipping Services	7,506	545,761

		4,384,303
INFORMATION TECHNOLOGY — 17.6%
A10 Networks	25,629	357,525
Apple	26,313	4,594,513
Arista Networks *	4,765	662,240
Automatic Data Processing	4,020	914,711
Dell Technologies, Cl C	5,403	271,177
Fair Isaac *	483	225,300
Keysight Technologies *	3,909	617,505
Microsoft	18,986	5,853,574
Mimecast *	14,671	1,167,225
NetApp	4,642	385,286
New Relic *	6,324	422,949
NortonLifeLock	9,209	244,223
Seagate Technology Holdings	2,779	249,832
VeriSign *	2,111	469,613
Zebra Technologies, Cl A *	1,190	492,303

		16,927,976

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT QUANTITATIVE DEVELOPED MARKET EQUITY ETF MARCH 31, 2022 (UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK (continued)
	Shares	Value
MATERIALS — 0.5%
Constellium, Cl A *	8,649	$155,682
Steel Dynamics	3,241	270,397

		426,079
REAL ESTATE — 1.9%
American Tower ‡	5,433	1,364,878
Duke Realty ‡	8,369	485,904

		1,850,782
UTILITIES — 3.3%
Evergy	4,709	321,813
Exelon	24,784	1,180,462
Macquarie Infrastructure Holdings	410,970	1,532,918
NRG Energy	5,204	199,625

		3,234,818
		69,847,895

TOTAL COMMON STOCK
(Cost $93,343,067)		94,226,999

TOTAL INVESTMENTS— 98.0%
(Cost $93,343,067)		$94,226,999

Percentages are based on Net Assets of $96,161,392.
*	Non-income producing security.
‡	Real Estate Investment Trust.
(A)	Security is a Master Limited Partnership. At March 31, 2022, such securities amounted to $6,861, or 0.0% of the net assets (See Note 2).

Cl — Class

As of March 31, 2022, all of the Fund's investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and discloser under U.S. generally accepted accounting principles.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT FUNDS MARCH 31, 2022 (UNAUDITED)

STATEMENTS OF ASSETS AND LIABILIITES

	Rayliant Quantamental China Equity ETF	Rayliant Quantamental Emerging Market Equity ETF	Rayliant Quantitative Developed Market Equity ETF

Assets:
Investments, at Value (Cost $52,518,638, $33,673,877 and $93,343,067)	$48,599,804	$31,176,397	$94,226,999
Foreign Currency, at Value (Cost $86,014, 2,018 and 572,075)	–	427	564,686
Cash	84,862	186,615	1,238,351
Dividend and Interest Receivable	–	20,827	220,266
Reclaim Receivable	–	264	12,509
Receivable from Investment Adviser	–	563	–
Receivable for Investment Securities Sold	–	–	6,967
Unrealized Gain on Foreign Spot Currency Contracts	–	–	172
Due from Broker	3,328	1,794	4,113
Prepaid Insurance	1,222	–	–
Total Assets	48,689,216	31,386,887	96,274,063
Liabilities:
Overdraft of Foreign Currency	85,754	–	–
Due to Custodian	39,527	5,460	1,822
Audit Fees Payable	12,635	9,065	9,065
Transfer Agent Fees Payable	10,984	3,484	–
Payable to Administrator	10,617	9,342	9,371
Payable to Investment Adviser	4,966	–	32,804
Chief Compliance Officer Fees Payable	687	563	2,955
Offering Cost Payable	–	–	14,256
Unrealized Loss on Forward Foreign Currency Contracts	–	–	11
Payable to Trustees	–	1,146	5,382
Legal Fees Payable	–	1,418	6,559
Printing Fees Payable	–	–	7,427
Other Accrued Expenses and Other Payables	12,866	24,256	23,019
Total Liabilities	178,036	54,734	112,671
Net Assets	$48,511,180	$31,332,153	$96,161,392
Net Assets Consist of:
Paid-in Capital	$56,878,789	$33,929,919	$96,498,796
Total Accumulated Losses	(8,367,609)	(2,597,766)	(337,404)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT FUNDS MARCH 31, 2022 (UNAUDITED)

STATEMENTS OF ASSETS AND LIABILIITES -(continued)

	Rayliant Quantamental China Equity ETF	Rayliant Quantamental Emerging Market Equity ETF	Rayliant Quantitative Developed Market Equity ETF

Net Assets	$48,511,180	$31,332,153	$96,161,392
Outstanding Shares of beneficial interest (unlimited authorization — no par value)	2,150,000	1,350,000	3,950,000
Net Asset Value, Offering and Redemption Price Per Share	$22.56	$23.21	$24.34

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT FUNDS FOR THE PERIOD ENDED MARCH 31, 2022 (UNAUDITED)

Statements of Operations

	Rayliant Quantamental China Equity ETF	Rayliant Quantamental Emerging Market Equity ETF*	Rayliant Quantitative Developed Market Equity ETF*

Investment Income:
Dividends	$89,322	$126,103	$618,598
Less: Foreign Taxes Withheld	(9,027)	(14,224)	(68,423)
Total Investment Income	80,295	111,879	550,175
Expenses:
Investment Advisory Fees (Note 6)	135,856	39,878	160,241
Administration Fees (Note 5)	62,928	32,385	32,414
Trustees' Fees	6,905	1,146	5,382
Chief Compliance Officer Fees (Note 4)	2,211	563	2,955
Custodian Fees	21,638	5,460	1,822
Printing Fees	17,354	1,595	7,427
Legal Fees	14,919	1,418	6,559
Offering Costs (Note 2)	12,978	14,226	14,226
Audit Fees	12,105	9,065	9,065
Insurance Fees	9,537	2,319	10,909
Registration and Filing Fees	6,591	4,233	6,772
Transfer Agent Fees	5,984	3,484	3,484
Pricing Fees	2,194	1,443	1,443
Total Expenses	311,200	117,215	262,699
Less:
Waiver of Investment Advisory Fees	(130,059)	(39,878)	(65,476)
Waiver - Reimbursement from Adviser	–	(28,247)	–
Net Expenses	181,141	49,090	197,223
Net Investment Income/Loss	(100,846)	62,789	352,952
Net Realized Gain (Loss) on:
Investments	(2,153,192)	(157,261)	(1,543,795)
Foreign Currency Transactions	(12,030)	5,569	(11,392)
Net Realized Loss	(2,165,222)	(151,692)	(1,555,187)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(2,404,725)	(2,497,480)	883,932
Foreign Currency Translation	248	(1,603)	(6,413)
Net Change in Unrealized App (Dep)	(2,404,477)	(2,499,083)	877,519
Net Realized and Unrealized Loss	(4,569,699)	(2,650,775)	(677,668)
Net Decrease in Net Assets Resulting from Operations	$(4,670,545)	$(2,587,986)	$(324,716)

*	Commenced operations on December 15, 2021

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT QUANTAMENTAL CHINA EQUITY ETF MARCH 31, 2022

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended March 31, 2022 (Unaudited)	Period Ended September 30, 2021*
Operations:
Net Investment Income/Loss	$(100,846)	$325,631
Net Realized Loss on Investments, and Foreign Currency Transactions	(2,165,222)	(2,151,154)
Net Change in Unrealized Depreciation on Investments, and Foreign Currency Transactions	(2,404,477)	(1,514,096)
Net Decrease in Net Assets Resulting From Operations	(4,670,545)	(3,339,619)
Distributions	(357,445)	–
Capital Share Transactions:
Issued	14,846,089	43,194,027
Redeemed	(1,161,327)	–
Net Increase in Net Assets From Capital Share Transactions	13,684,762	43,194,027
Total Increase in Net Assets	8,656,772	39,854,408
Net Assets:
Beginning of Period	39,854,408	–
End of Period	$48,511,180	$39,854,408
Shares Transactions:
Issued	600,000	1,600,000
Redeemed	(50,000)	–
Net Increase in Shares Outstanding From Share Transactions	550,000	1,600,000

*	Commenced operations on December 30, 2020

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT QUANTAMENTAL EMERGING MARKET EQUITY ETF MARCH 31, 2022

STATEMENTS OF CHANGES IN NET ASSETS

Period Ended March 31, 2022 (Unaudited)*
Operations:
Net Investment Income	$62,789
Net Realized Loss on Investments, and Foreign Currency Transactions	(151,692)
Net Change in Unrealized Depreciation on Investments, and Foreign Currency Transactions	(2,499,083)
Net Decrease in Net Assets Resulting From Operations	(2,587,986)
Distributions	(9,780)
Capital Share Transactions:
Issued	33,929,919
Net Increase in Net Assets From Capital Share Transactions	33,929,919
Total Increase in Net Assets	31,332,153
Net Assets:
Beginning of Period	–
End of Period	$31,332,153
Shares Transactions:
Issued	1,350,000
Net Increase in Shares Outstanding From Share Transactions	1,350,000

*	Commenced operations on December 15, 2021

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT QUANTITATIVE DEVELOPED MARKET EQUITY ETF MARCH 31, 2022

STATEMENTS OF CHANGES IN NET ASSETS

Period Ended March 31, 2022 (Unaudited)*
Operations:
Net Investment Income	$352,952
Net Realized Loss on Investments, and Foreign Currency Transactions	(1,555,187)
Net Change in Unrealized Appreciation on Investments, and Foreign Currency Transactions	877,519
Net Decrease in Net Assets Resulting From Operations	(324,716)
Distributions	(12,688)
Capital Share Transactions:
Issued	96,498,796
Net Increase in Net Assets From Capital Share Transactions	96,498,796
Total Increase in Net Assets	96,161,392
Net Assets:
Beginning of Period	–
End of Period	$96,161,392
Shares Transactions:
Issued	3,950,000
Net Increase in Shares Outstanding From Share Transactions	3,950,000

*	Commenced operations on December 15, 2021

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT QUANTAMENTAL CHINA EQUITY ETF MARCH 31, 2022

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding

Throughout the Period

	Six Months Ended March 31, 2022 (Unaudited)		Period Ended September 30, 2021* (Unaudited)
Net Asset Value, Beginning of Period	$24.91		$25.00
Income (Loss) from Investment Operations:
Net Investment Income (Loss)†	(0.05)		0.39
Net Realized and Unrealized Loss	(2.09)		(0.48)
Total from Investment Operations	(2.14)		(0.09)
Dividends and Distributions:
Net Investment Income	(0.21)		—
Total Dividends and Distributions	(0.21)		—
Net Asset Value, End of Period	$22.56		$24.91
Total Return‡	(8.66)%		(0.36)%
Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$48,511		$39,854
Ratio of Expenses to Average Net Assets	0.80	%††	0.80%††
Ratio of Expenses to Average Net Assets (Excluding Waivers and Reimbursements)	1.37	%††	2.43%††
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.45	)%††	1.97%††
Portfolio Turnover Rate§	88%		199%

*	Commenced operations on December 30, 2020.
†	Per share calculations were performed using average shares for the period.
††	Annualized.
‡

Total return is for the period indicated and has not been annualized. Return shown does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

§	Portfolio turnover is for the period indicated and has not been annualized.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT QUANTAMENTAL EMERGING MARKET EQUITY ETF MARCH 31, 2022

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding

Throughout the Period

Period Ended March 31, 2022* (Unaudited)
Net Asset Value, Beginning of Period	$25.00
Income (Loss) from Investment Operations:
Net Investment Income†	0.07
Net Realized and Unrealized Loss	(1.76)
Total from Investment Operations	(1.69)
Dividends and Distributions:
Net Investment Income	(0.10)
Total Dividends and Distributions	(0.10)
Net Asset Value, End of Period	$23.21
Total Return‡	(6.80)%
Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$31,332
Ratio of Expenses to Average Net Assets	0.80%††
Ratio of Expenses to Average Net Assets (Excluding Waivers and Reimbursements)	1.91%††
Ratio of Net Investment Income to Average Net Assets	1.02%††
Portfolio Turnover Rate§	40%

*	Commenced operations on December 15, 2021.
†	Per share calculations were performed using average shares for the period.
††	Annualized.
‡

Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

§	Portfolio turnover is for the period indicated and has not been annualized.
Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT QUANTITATIVE DEVELOPED MARKET EQUITY ETF MARCH 31, 2022

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding

Throughout the Period

Period Ended March 31, 2022* (Unaudited)
Net Asset Value, Beginning of Period	$25.00
Income (Loss) from Investment Operations:
Net Investment Income†	0.10
Net Realized and Unrealized Loss	(0.76)
Total from Investment Operations	(0.66)
Net Asset Value, End of Period	$24.34
Total Return‡	(2.63)%
Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$96,161
Ratio of Expenses to Average Net Assets	0.80%††
Ratio of Expenses to Average Net Assets (Excluding Waivers and Reimbursements)	1.07%††
Ratio of Net Investment Income to Average Net Assets	1.43%††
Portfolio Turnover Rate§	67%

*	Commenced operations on December 15, 2021.
†	Per share calculations were performed using average shares for the period.
††	Annualized.
‡

Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

§	Portfolio turnover is for the period indicated and has not been annualized.
Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT FUNDS MARCH 31, 2022 (UNAUDITED)

NOTES TO FINANCIAL STATEMENTS

1. Organization:

The Advisors’ Inner Circle Fund III (the “Trust”) is organized as a Delaware statutory trust under a Declaration of Trust dated December 4, 2013. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 57 funds. The financial statements herein are those of the Rayliant Quantamental China Equity ETF, the Rayliant Quantamental Emerging Market Fund, and the Rayliant Quantamental Developed Market Equity ETF (the “Funds”). The investment objective of each of the Funds is to seek long-term capital appreciation. Each of the Funds is classified as a non-diversified investment company. Rayliant Asset Management serves as the investment adviser (the “Adviser”) to each of the Funds. The Adviser has registered with the National Futures Association as a “Commodity Pool Operator” under the Commodities Exchange Act with respect to each of the Funds. The Rayliant Quantamental China Equity ETF commenced operations on December 30, 2020; the Rayliant Quantamental Emerging Market Fund and the Rayliant Quantamental Developed Market Equity ETF each commenced operations on December 15, 2021. The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund are segregated, and a shareholder’s interest is limited to the funds in which shares are held.

2. Significant Accounting Policies:

The following are significant accounting policies, which are consistently followed in the preparation of the financial statements of the Funds. The Funds are an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates — The preparation of financial statements, in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ official closing

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT FUNDS MARCH 31, 2022 (UNAUDITED)

price will be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seeks to obtain a bid price from at least one independent broker.

Securities for which market prices are not “readily available” are valued in accordance with “Fair Value Procedures” established by the Funds’ Board of Trustees (the “Board”). The Funds’ Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which the Funds calculate its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Funds calculate its net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Funds calculate net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the Adviser of the Funds become aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Funds calculate its net asset value, it may request that a Committee meeting be called.

In accordance with U.S. GAAP, the Funds disclose fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT FUNDS MARCH 31, 2022 (UNAUDITED)

●	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

●

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.); and

●	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the period ended March 31, 2022, there have been no significant changes to the Funds’ fair valuation methodology.

Federal Income Taxes — It is the Funds’ intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., from commencement of operations, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the period ended March 31, 2022, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Funds did not incur any interest or penalties.

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT FUNDS MARCH 31, 2022 (UNAUDITED)

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income and expense are recorded on the ex-dividend date. Dividend income is recorded net of unrecoverable withholding tax. Interest income is recognized on the accrual basis from settlement date. Certain dividends and expenses from foreign securities will be recorded as soon as the Funds are informed of the dividend if such information is obtained subsequent to the ex-dividend date.

Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid.

Forward Foreign Currency Exchange Contracts — The Funds may enter into forward foreign currency exchange contracts to protect the value of securities held and related receivables and payables against changes in future foreign exchange rates. A forward currency contract is an agreement between two parties to buy and sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the current forward rate and the change in market value is recorded by the Funds as unrealized gain or loss. The Funds recognize realized gains or losses when the contract is closed, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Any realized or unrealized gains (loss) during the period are presented on the Statement of Operations. Risks may arise from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Risks may also arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts at the date of default.

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Classes — Class specific expenses are borne by that class of shares. Income, realized and unrealized gains (losses), and non-class specific expenses are allocated to the respective class on basis of relative daily net assets.

Expenses — Most expenses of the Trust can be directly attributed to a particular fund. Expenses which cannot be directly attributed to a particular fund are apportioned among the funds of the Trust based on the number of funds and/or relative net assets.

Dividends and Distributions to Shareholders — Any net realized capital gains are distributed annually. All distributions are recorded on ex-dividend date.

Offering Costs — As of September 30, 2021, Rayliant Quantamental China Equity had $12,978 in deferred offering costs and during the period ended March 31, 2022 expensed $12,978. During the period ended March 31, 2022, the Rayliant Quantamental Emerging Market Equity ETF and Rayliant Quantamental Developed Market Equity ETF commenced operations and incurred offering costs in the amount of $14,226 and $14,226, respectively, and expensed $14,226 and $14,226, respectively, which are being amortized to expense over a twelve month period. As of March 31, 2022, the Rayliant Quantamental China Equity ETF, Rayliant Quantamental Emerging Market Equity ETF, and Rayliant Quantamental Developed Market Equity ETF had $0 remaining to be amortized.

Creation Units — The Funds issue and redeems Shares at NAV and only in large blocks of Shares (each block of Shares for a Funds are a Creation Unit of 25,000 Shares, or multiples thereof). Except when aggregated in Creation Units, Shares are not redeemable securities of the Funds. Shares of Funds may only be purchased or redeemed by certain Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (‘‘DTC’’) participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the Shares directly from Funds. Rather, most retail investors will purchase Shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees when buying or selling Shares. If a Creation Unit is purchased or redeemed for cash, a higher transaction fee will be charged.

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The following table discloses Creation Unit breakdown as of March 31, 2022:

	Creation Unit Shares	Creation Transaction Fee	Value	Redemption Transaction Fee
Rayliant Quantamental China Equity ETF	25,000	$1,000	$564,000	$1,000
Rayliant Quantamental Emerging Market Equity ETF	50,000	$2,500	$1,160,500	$2,500
Rayliant Quantamental Developed Market Equity ETF	25,000	$1,500	$608,500	$1,500

3. Transactions with Affiliates:

Certain officers of the Trust are also employees of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

The services provided by the (“CCO”) and his staff are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

4. Administration, Custodian and Transfer Agent Agreements:

The Funds and the Administrator are parties to an Administration Agreement under which the Administrator provides administration services to the Funds. For these services, the Administrator is paid an asset-based fee, which will vary depending on the number of share classes and the average daily net assets of the Funds. For the period ended March 31, 2022, for the Rayliant Quantamental China Equity ETF, the Rayliant Quantamental Emerging Market Equity ETF, and the Rayliant Quantamental Developed Market Equity ETF incurred $62,928, $32,385, and $32,414, respectively, for these services.

Brown Brothers Harriman & Co. acts as custodian (the “Custodian”) for each of the Funds. The Custodian plays no role in determining the investment policies of any of the Funds or which securities are to be purchased or sold by the Funds.

Brown Brothers Harriman & Co. also serves as the transfer agent and dividend disbursing agent for each of the Funds under a transfer agency agreement with the Trust.

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5. Investment Advisory Agreement:

Under the terms of an investment advisory agreement between the Trust, on behalf of the Funds, and the Adviser, the Adviser provides investment advisory services to each of the Funds at a fee calculated at an annual rate of 0.60% of the Fund’s average daily net assets. The Adviser contractually has agreed to reduce fees and to reimburse expenses for each of the Funds to the extent necessary to keep total annual fund operating expenses after fee reductions and/or expense reimbursements (excluding any class specific expenses, dividend and interest expenses on securities sold short, interest, taxes, acquired fund fee expenses and non-routine expenses) from exceeding 0.80% with respect to the Fund’s’ average daily net assets until January 31, 2023 (the “Expense Limitation”). The Adviser may recover all or a portion of the Adviser’s fee reductions or expense reimbursements in regard to each of the Funds, up to the expense cap in place at the time the expenses were waived, within a three-year period from the year in which the Adviser reduced the Adviser’s fee or reimbursed expenses if the Fund’s total annual funds operating expenses are below the Expense Limitation. This agreement may be terminated by the Board for any reason at any time, or by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on January 31, 2023.

For the period ended March 31, 2022, the Adviser waived fees for the Rayliant Quantamental China Equity ETF, the Rayliant Quantamental Emerging Market Equity ETF, and the Rayliant Quantamental Developed Market Equity ETF in the amounts of $130,059, $39,878, and $65,476, respectively, subject to recapture that expires in 2024.

6. Investment Transactions:

For the period ended March 31, 2022, the Rayliant Quantamental China Equity ETF made purchases of $54,012,649 and sales of $40,646,112 in investment securities other than long-term U.S. Government and short-term securities.

For the period ended March 31, 2022, the Rayliant Quantamental Emerging Market Equity ETF made purchases of $43,505,435 and sales of $9,674,315 in investment securities other than long-term U.S. Government and short-term securities.

For the period ended March 31, 2022, the Rayliant Quantitative Developed Market Equity made purchases of $154,762,083 and sales of $59,868,222 in investment securities other than long-term U.S. Government and short-term securities. The purchase and sales balances include the effect of securities received or delivered from processing in-kind creations of $94,305,530 and redemptions of $0 respectively, and have been properly excluded from the calculation of portfolio turnover within the fund’s financial highlights.

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7. Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain/(loss) on investment transactions for a reporting period may differ significantly from distributions during the year. Book/tax differences may be temporary or permanent. The permanent differences are primarily attributed to different treatment for gains and losses on foreign currency transactions.

The funds have no permanent differences.

As of September 30, 2021, the components of Distributable Earnings on a tax basis for the Rayliant Quantamental China Equity ETF were as follows:

Undistributed Ordinary Income	$357,409
Capital Loss Carryforward – Short Term	(1,456,302)
Unrealized Depreciation	(2,240,739)
Other Temporary Differences	13
Total Accumulated Loss	$(3,339,619)

Funds may use their tax basis capital loss carryforward listed below to offset taxable capital gains realized in subsequent years for federal income tax purposes. If a Fund incurs or has incurred net capital losses in taxable years beginning after December 22, 2010 (“post-RIC Mod losses”), those losses will be carried forward to one or more subsequent taxable years without expiration; any such carryforward losses will retain their character as short-term or long-term. As of September 30, 2021, the Funds had the following post-RIC mod loss, which do not expire:

	Short-Term Loss	Long-Term Loss	Total
Rayliant Quantamental China Equity ETF	$1,456,302	$—	$1,456,302

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For Federal income tax purposes, the difference between Federal tax cost and book cost primarily relate to wash sales. The Federal tax cost and aggregate gross unrealized appreciation and depreciation for investments held by the Fund at September 30, 2022 were as follows:

	Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation/ Depreciation
Rayliant Quantamental China Equity ETF	$52,518,638	$1,169,397	$(5,088,231)	$(3,918,834)
Rayliant Quantamental Emerging Market Equity ETF	33,673,877	1,168,228	(3,665,708)	(2,497,480)
Rayliant Quantitative Developed Market Equity ETF	93,343,067	4,317,626	(3,433,694)	883,932

8. Concentration of Risks:

As with all mutual funds, there is no guarantee that the Funds will achieve its investment objective. You could lose money by investing in the Funds. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency. The principal risk factors affecting shareholders’ investments in the Funds are set forth below.

Risk of Investing in China (Quantamental China Equity ETF & Emerging Market Equity ETF) - Since 1978, the Chinese government has been, and is expected to continue, reforming its economic policies, which has resulted in less direct central and local government control over the business and production activities of Chinese enterprises and companies. Notwithstanding the economic reforms instituted by the Chinese government and the Chinese Communist Party, actions of the Chinese central and local government authorities continue to have a substantial effect on economic conditions in China, which could affect the public and private sector companies in which the Fund invests. In the past, the Chinese government has from time to time taken actions that influence the prices at which certain goods may be sold, encourage companies to invest or concentrate in particular industries, induce mergers between companies in certain industries and induce private companies to publicly offer their securities to increase or continue the rate of economic growth, control the rate of inflation or otherwise regulate

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economic expansion. It may do so in the future as well. Such actions and a variety of other centrally planned or determined activities by the Chinese government could have a significant adverse effect on economic conditions in China, the economic prospects for, and the market prices and liquidity of, the securities of Chinese companies and the payments of dividends and interest by Chinese companies.

Equity Market Risk (All Funds) - Because a Fund may invest in equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. The market as a whole may not favor the types of investments a Fund makes. Many factors can adversely affect a security’s performance, including both general financial market conditions and factors related to a specific company, industry or geographic region. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which a Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund. Recent examples include pandemic risks related to COVID-19 and aggressive measures taken worldwide in response by governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations, and by businesses, including changes to operations and reducing staff. The impact of the COVID-19 pandemic may be short-term or may last for an extended period of time, and in either case could result in a substantial economic downturn or recession. During a general economic downturn in the securities markets, multiple asset classes may be negatively affected. In the case of foreign stocks, these fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar. These factors contribute to price volatility, which is a principal risk of investing in a Fund.

Stock Connect Investing Risk (Quantamental China Equity ETF & Emerging Market Equity ETF) - Fund purchases of China A Shares through Stock Connect involve ownership rights that are exercised differently than those involved in U.S. securities markets. When the Fund buys a Shanghai Stock Exchange-listed or Shenzhen Stock Exchange-listed stock through Stock Connect, the Fund is purchasing a security registered under the name of the Hong Kong Securities Clearing Company Limited (“HKSCC”) that acts as a nominee holder for the beneficial owner of the Shanghai Stock Exchange-listed or Shenzhen Stock Exchange-listed stock. The Fund as the beneficial owner of the Shanghai Stock Exchange-listed or Shenzhen Stock Exchange-listed stock can exercise its rights

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through its nominee HKSCC. However, due to the indirect nature of holding its ownership interest through a nominee holder, the Fund might encounter difficulty in exercising or timely exercising its rights as the beneficial owner when trading through HKSCC under Stock Connect, and such difficulty may expose the Fund to risk of loss.

Foreign Securities Risk (All Funds) - Investments in securities of foreign companies (including direct investments as well as investments through certain depositary receipts) can be more volatile than investments in U.S. companies. Diplomatic, political, or economic developments, including nationalization or appropriation, could affect investments in foreign companies. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets. In addition, the value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Financial statements of foreign issuers are governed by different accounting, auditing, and financial reporting standards than the financial statements of U.S. issuers. Thus, there may be less information publicly available about foreign issuers than about most U.S. issuers. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes are recoverable, the non-recovered portion will reduce the income received from the securities comprising a Fund’s portfolio. Any spread of an infectious illness, public health threat or similar issue could reduce consumer demand or economic output, result in market closures, travel restrictions or quarantines, and generally have a significant impact on the economies of the affected country and other countries with which it does business, which in turn could adversely affect a Fund's investments in that country and other affected countries. Additionally, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may result in a Fund having to sell such prohibited securities at inopportune times. Such prohibited securities may have less liquidity as a result of such U.S. Government designation and the market price of such prohibited securities may decline, which may cause the Fund to incur losses.

Foreign Currency Risk (All Funds) - As a result of a Fund's investments in securities or other investments denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar, in which case the dollar value of an investment in a Fund would be adversely affected. Currency exchange rates may fluctuate in response to, among other things, changes in interest rates, intervention (or failure to intervene) by U.S. or foreign governments, central banks or supranational entities, or by the imposition of currency controls or other political developments in the United States or abroad.

Large Capitalization Risk (All Funds) - If valuations of large capitalization companies appear to be greatly out of proportion to the valuations of small or medium capitalization companies, investors may migrate to the stocks of small and medium-sized companies. Additionally, larger, more established companies may be unable to respond quickly to

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new competitive challenges such as changes in technology and consumer tastes. Larger companies also may not be able to attain the high growth rates of successful smaller companies.

Small and Medium Capitalization Issuers Risk (All Funds) - Investing in equity securities of small and medium capitalization companies often involves greater risk than is customarily associated with investments in larger capitalization companies. This increased risk may be due to the greater business risks of smaller size companies, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. Stock prices of smaller companies may be based in substantial part on future expectations rather than current achievements. The securities of smaller companies are often traded over-the-counter and, even if listed on a national securities exchange, may not be traded in volumes typical for that exchange. Consequently, the securities of smaller companies may be less liquid, may have limited market stability and may be subject to more severe, abrupt or erratic market movements than securities of larger, more established companies or the market averages in general. Further, smaller companies may have less publicly available information and, when available, it may be inaccurate or incomplete.

Emerging Market Company Risk (Quantamental China Equity ETF & Emerging Market Equity ETF) - Investments in emerging market companies are considered speculative and subject to heightened risks in addition to the general risks of investing in foreign companies. Unlike more established markets, emerging markets may have governments that are less stable and economies that are less developed. Furthermore, future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies.

Depositary Receipts Risk (All Funds) - American Depositary Receipts (“ADRs”) are typically trust receipts issued by a U.S. bank or trust company that evidence an indirect interest in underlying securities issued by a foreign entity. Global Depositary Receipts (“GDRs”), European Depositary Receipts (“EDRs”), and other types of depositary receipts (collectively, “Depositary Receipts”) are typically issued by non-U.S. banks or financial institutions to evidence an interest in underlying securities issued by either a U.S. or a non-U.S. entity. Investments in non-U.S. issuers through ADRs, GDRs, EDRs, and other types of Depositary Receipts generally involve risks applicable to other types of investments in non-U.S. issuers. Investments in Depositary Receipts may be less liquid and more volatile than the underlying securities in their primary trading market. If a Depositary Receipt is denominated in a different currency than its underlying securities, a Fund will be subject to the currency risk of both the investment in the Depositary Receipt and the underlying security. The values of Depositary Receipts may decline for a number of reasons relating to the issuers or sponsors of the Depositary Receipts, including, but not limited to, insolvency of the issuer or sponsor. Holders of Depositary Receipts may have limited or no rights to take action with respect to the underlying

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securities or to compel the issuer of the receipts to take action. The prices of Depositary Receipts may differ from the prices of securities upon which they are based. In addition, there is risk involved in investing in unsponsored depositary receipts, as there may be less information available about the underlying issuer than there is about an issuer of sponsored depositary receipts and the prices of unsponsored depositary receipts may be more volatile than those of sponsored depositary receipts.

Management Risk (All Funds) - Each Fund is subject to the risk that the Adviser’s judgments about the attractiveness, value, or potential appreciation of the Fund’s investments may prove to be incorrect. In addition, the prices of common stocks move up and down in response to corporate earnings and developments, economic and market conditions and anticipated events. Individual issuers may report poor results or be negatively affected by industry and/or economic trends and developments. A Fund’s investment success depends on the skill of the Adviser in evaluating, selecting and monitoring the portfolio assets. If the Adviser’s conclusions about growth rates or securities values are incorrect, the Fund may not perform as anticipated.

Quantitative Investing Risk (All Funds) - A quantitative investment style generally involves the use of computers to implement a systematic or rules-based approach to selecting investments based on specific measurable factors. Due to the significant role technology plays in such strategies, they carry the risk of unintended or unrecognized issues or flaws in the design, coding, implementation or maintenance of the computer programs or technology used in the development and implementation of the quantitative strategy. These issues or flaws, which can be difficult to identify, may result in the implementation of a portfolio that is different from that which was intended, and could negatively impact investment returns. Such risks should be viewed as an inherent element of investing in an investment strategy that relies heavily upon quantitative models and computerization.

ETF Risks (All Funds) - The Funds are ETFs and, as a result of this structure, they are exposed to the following risks:

Trading Risk - Although Fund shares are listed for trading on a listing exchange, there can be no assurance that an active trading market for such shares will develop or be maintained. Secondary market trading in a Fund’s shares may be halted by a listing exchange because of market conditions or for other reasons. In addition, trading in a Fund’s shares is subject to trading halts caused by extraordinary market volatility pursuant to “circuit breaker” rules. There can be no assurance that the requirements necessary to maintain the listing of a Fund’s shares will continue to be met or will remain unchanged.

Shares of a Fund may trade at, above or below their most recent NAV. The per share NAV of a Fund is calculated at the end of each business day and fluctuates with changes in the market value of a Fund’s holdings since the prior most recent

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calculation. The trading prices of a Fund’s shares will fluctuate continuously throughout trading hours based on market supply and demand. The trading prices of a Fund’s shares may deviate significantly from NAV during periods of market volatility. These factors, among others, may lead to a Fund’s shares trading at a premium or discount to NAV. However, given that shares can be created and redeemed only in Creation Units at NAV, the Adviser does not believe that large discounts or premiums to NAV will exist for extended periods of time. While the creation/redemption feature is designed to make it likely that a Fund’s shares normally will trade close to a Fund’s NAV, exchange prices are not expected to correlate exactly with a Fund’s NAV due to timing reasons as well as market supply and demand factors. In addition, disruptions to creations and redemptions or the existence of extreme volatility may result in trading prices that differ significantly from NAV. If a shareholder purchases at a time when the market price of a Fund is at a premium to its NAV or sells at time when the market price is at a discount to the NAV, the shareholder may sustain losses.

Where all or a portion of a Fund’s underlying securities trade in a market that is closed when the market in which the Fund’s shares are listed and trading in that market is open, there may be changes between the last quote from its closed foreign market and the value of such security during the Fund’s domestic trading day. This in turn could lead to differences between the market price of the Fund’s shares and the underlying value of those shares.

Investors buying or selling shares of a Fund in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of shares. In addition, secondary market investors will also incur the cost of the difference between the price that an investor is willing to pay for shares (the “bid” price) and the price at which an investor is willing to sell shares (the “ask” price). This difference in bid and ask prices is often referred to as the “spread” or “bid/ask spread.” The bid/ask spread varies over time for shares based on trading volume and market liquidity, and is generally lower if a Fund’s shares have more trading volume and market liquidity and higher if a Fund’s shares have little trading volume and market liquidity. Further, increased market volatility may cause increased bid/ask spreads. Due to the costs of buying or selling shares of a Fund, including bid/ask spreads, frequent trading of such shares may significantly reduce investment results and an investment in a Fund’s shares may not be advisable for investors who anticipate regularly making small investments.

Cash Transactions Risk - Like other ETFs, a Fund sells and redeems its shares only in large blocks called Creation Units and only to “Authorized Participants.” Unlike many other ETFs, however, a Fund expects to effect its creations and redemptions

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at least partially for cash, rather than in-kind securities. Thus, an investment in a Fund may be less tax-efficient than an investment in other ETFs as a Fund may recognize a capital gain that it could have avoided by making redemptions in-kind. As a result, a Fund may pay out higher capital gains distributions than ETFs that redeem in-kind. Further, paying redemption proceeds at least partially in cash rather than through in-kind delivery of portfolio securities may require a Fund to dispose of or sell portfolio investments to obtain the cash needed to distribute redemption proceeds at an inopportune time.

Limited Authorized Participants, Market Makers and Liquidity Providers Risk - Only an Authorized Participant may engage in creation or redemption transactions directly with a Fund. A Fund has a limited number of financial institutions that may act as Authorized Participants. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Fund shares may trade at a material discount to NAV and possibly face delisting: (i) Authorized Participants exit the business or otherwise become unable to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions. An active trading market for shares of a Fund may not develop or be maintained, and, particularly during times of market stress, Authorized Participants or market makers may step away from their respective roles in making a market in shares of a Fund and in executing purchase or redemption orders. This could, in turn, lead to variances between the market price of a Fund’s shares and the value of its underlying securities.

Investments in Investment Companies Risk (All Funds) - A Fund may purchase shares of investment companies. When a Fund invests in an investment company, it will bear a pro rata portion of the investment company’s expenses in addition to directly bearing the expenses associated with its own operations. Such expenses may make owning shares of an investment company more costly than owning the underlying securities directly. In part because of these additional expenses, the performance of an investment company may differ from the performance a Fund would achieve if it invested directly in the underlying investments of the investment company. In addition, while the risks of owning shares of an investment company generally reflect the risks of owning the underlying investments of the investment company, a Fund may be subject to additional or different risks than if the Fund had invested directly in the underlying investments.

ETFs - ETFs are pooled investment vehicles whose shares are listed and traded on U.S. and non-U.S. stock exchanges. To the extent that a Fund invests in ETFs, the Fund will be subject to substantially the same risks as those associated with the direct ownership of the securities in which the ETF invests, and the value of

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the Fund’s investment will fluctuate in response to the performance of the ETF’s holdings. ETFs typically incur fees that are separate from those of the Fund. Accordingly, a Fund’s investments in ETFs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the ETFs’ operating expenses, in addition to paying Fund expenses. Because the value of ETF shares depends on the demand in the market, shares may trade at a discount or premium to their NAV and the Adviser may not be able to liquidate the Fund’s holdings at the most optimal time, which could adversely affect the Fund’s performance.

Portfolio Turnover Risk (All Funds) - Due to each Fund’s investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities, which may affect a Fund’s performance.

Geographic Focus Risk (All Funds) - To the extent that it focuses its investments in a particular country or geographic region, a Fund may be more susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries within that country or geographic region. As a result, a Fund may be subject to greater price volatility and risk of loss than a fund holding more geographically diverse investments.

Liquidity Risk (All Funds) - Liquidity risk exists when particular investments are difficult to purchase or sell. The market for certain investments may become illiquid due to specific adverse changes in the condition of a particular issuer or under adverse market or economic conditions independent of the issuer. A Fund’s investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price. Further, transactions in illiquid securities may entail transaction costs that are higher than those for transactions in liquid securities.

Valuation Risk (All Funds) - The risk that a security may be difficult to value. A Fund may value certain securities at a price higher than the price at which they can be sold. This risk may be especially pronounced for investments that are illiquid or may become illiquid.

Sector Focus Risk (Quantamental China Equity ETF) - Because the Fund may, from time to time, be more heavily invested in particular sectors, the value of its shares may be especially sensitive to factors and economic risks that specifically affect those sectors. As a result, the Fund’s share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of sectors.

Financials Sector Risk (Quantamental China Equity ETF) - Performance of companies in the financials sector may be adversely impacted by many factors, including, among others, government regulations, economic conditions, credit rating downgrades, changes in interest rates, and decreased liquidity in credit markets. The impact of more stringent

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT FUNDS MARCH 31, 2022 (UNAUDITED)

capital requirements, recent or future regulation of any individual financial company, or recent or future regulation of the financials sector as a whole cannot be predicted. In recent years, cyber attacks and technology malfunctions have become increasingly frequent in this sector and have caused significant losses to companies in this sector, which may negatively impact the Fund.

Consumer Discretionary Sector Risk (Quantamental China Equity ETF) - Companies in the consumer discretionary sector are subject to the performance of the overall international economy, interest rates, competition and consumer confidence. Success depends heavily on disposable household income and consumer spending. The impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the overall international economy and, in turn, negatively affect companies in the consumer discretionary sector.

Preferred Stock Risk (Quantamental China Equity ETF) - Preferred stocks in which the Fund may invest are sensitive to interest rate changes, and are also subject to equity risk, which is the risk that stock prices will fall over short or extended periods of time. The rights of preferred stocks on the distribution of a company’s assets in the event of a liquidation are generally subordinate to the rights associated with a company’s debt securities.

REIT Risk (Quantamental China Equity ETF) - REITs are susceptible to the risks associated with direct ownership of real estate, such as the following: declines in property values; increases in property taxes, operating expenses, interest rates or competition; overbuilding; zoning changes; and losses from casualty or condemnation.

Derivatives Risk (Quantamental China Equity ETF) - The Fund's use of futures contracts and swaps is subject to leverage risk, correlation risk, liquidity risk and market risk. Leverage risk and liquidity risk are described below. Market risk is the risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. The Fund’s use of swap agreements is also subject to credit risk and valuation risk. Valuation risk is the risk that the derivative may be difficult to value and/or valued incorrectly. Credit risk is described elsewhere in this section. Each of the above risks could cause the Fund to lose more than the principal amount invested in a derivative instrument. Some derivatives have the potential for unlimited loss, regardless of the size of the Fund’s initial investment. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. The Fund's use of derivatives may also increase the amount of taxes payable by shareholders. Both U.S. and non-U.S. regulators have adopted and are in the process of adopting and implementing regulations governing derivatives markets, the ultimate impact of which remains unclear.

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT FUNDS MARCH 31, 2022 (UNAUDITED)

Leverage Risk (Quantamental China Equity ETF) - The Fund's use of derivatives may result in the Fund's total investment exposure substantially exceeding the value of its portfolio securities and the Fund's investment returns depending substantially on the performance of securities that the Fund may not directly own. The use of leverage can amplify the effects of market volatility on the Fund's share price and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. The Fund's use of leverage may result in a heightened risk of investment loss.

Securities Lending Risk (Quantamental China Equity ETF) - Securities lending involves the risk that the Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of the collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.

Non-Diversification Risk (All Funds) - The Fund is classified as “non-diversified,” which means it may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund. To the extent that the Fund invests its assets in a smaller number of issuers, the Fund will be more susceptible to negative events affecting those issuers than a diversified fund. The Fund intends to satisfy the diversification requirements necessary to qualify as a regulated investment company (“RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”).

New Fund Risk (Emerging Market Equity ETF & Quantamental Developed Market Equity ETF) - Because the Fund is new, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets under management to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences for shareholders and will cause shareholders to incur expenses of liquidation.

9. Other:

At March 31, 2022, the records of the Trust reflected that 100% of the Funds’ total shares outstanding were held by three Authorized Participants, in the form of Creation Units. However, the individual shares comprising such Creation Units are listed and traded on the Exchange and have been purchased and sold by persons other than Authorized Participants.

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT FUNDS MARCH 31, 2022 (UNAUDITED)

10. Subsequent Events:

The Funds have evaluated the need for additional disclosures (other than what is disclosed in the preceding paragraph) and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements as of March 31, 2022.

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT FUNDS MARCH 31, 2022

DISCLOSURE OF FUND EXPENSES (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for Fund management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from October 1, 2021 to March 31, 2022.

The table on the next page illustrates your Fund’s costs in two ways:

● Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your ending starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

● Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT FUNDS MARCH 31, 2022

DISCLOSURE OF FUND EXPENSES (Unaudited) (Continued)

Note: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment

	Beginning Account Value 10/01/21	Ending Account Value 3/31/22	Annualized Expense Ratios	Expenses Paid During Period*
Rayliant Quantamental China Equity ETF
Actual Fund Return	$1,000.00	$913.40	0.80%	$3.82
Hypothetical 5% Return	1,000.00	1,020.94	0.80	4.03

Rayliant Quantamental Emerging Market Equity ETF
Actual Fund Return	$1,000.00	$1,000.00	0.80%	$2.32
Hypothetical 5% Return	1,000.00	1,012.20	0.80	2.34

Rayliant Quantitative Developed Market Equity ETF
Actual Fund Return	$1,000.00	$1,000.00	0.80%	$2.32
Hypothetical 5% Return	1,000.00	1,012.20	0.80	2.34

*	Expenses are equal to the Fund’s annualized expense ratio (including dividend and interest expense on short sales), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

**	Expenses are equal to the Fund’s annualized expense ratio (including dividend and interest expense on short sales), multiplied by the average account value over the period, multiplied by 106/365 (to reflect the period since inception to period end).

THE ADVISORS INNER CIRCLE FUND III	RAYLIANT FUNDS MARCH 31, 2022

REVIEW OF LIQUIDITY RISK MANAGEMENT PROGRAM (Unaudited)

Pursuant to Rule 22e-4 under the 1940 Act, the Funds’ investment adviser has adopted, and the Board has approved, a liquidity risk management program (the “Program”) to govern the Funds’ approach to managing liquidity risk. The Program is overseen by the Funds’ Liquidity Risk Management Program Administrator (the “Program Administrator”), and the Program’s principal objectives include assessing, managing and periodically reviewing each Fund’s liquidity risk, based on factors specific to the circumstances of the Funds.

At a meeting of the Board held on March 17, 2022, the Trustees received a report from the Program Administrator addressing the operations of the Program and assessing its adequacy and effectiveness of implementation for the period from January 1, 2021 through December 31, 2021. The Program Administrator’s report:

● included an assessment of how market conditions caused by the COVID-19 pandemic impacted the Funds’ liquidity risk during the period covered by the report.

● noted that the Program Administrator had determined that the Program is reasonably designed to assess and manage each Fund’s liquidity risk and has operated adequately and effectively to manage each Fund’s liquidity risk during the period covered by the report.

● noted that during the period covered by the report, there were no liquidity events that impacted the Funds or their ability to timely meet redemptions without dilution to existing shareholders.

● noted that no material changes have been made to the Program during the period covered by the report.

● noted that the Board approved a change to the membership of the committee serving as Program Administrator.

● noted that the Program Administrator had determined that the highly liquid investment minimums of the Rayliant Quantamental China Equity ETF and Rayliant Quantamental Emerging Market Equity ETF remain appropriate.

● noted that during the period covered by the report, the Rayliant Quantamental China Equity ETF temporarily held illiquid securities in excess of 15% of the Fund’s net assets solely due to an extended local market holiday closure, which the Program Administrator reported to the Board in advance of such closure in accordance with applicable SEC staff guidance.

In connection with the Funds’ operation as ETFs, the Program Administrator’s report further discussed: (i) the relationship between each Fund’s portfolio liquidity and the way in which, and the prices and spreads at which, its shares trade, including, the efficiency of the arbitrage function and the level of active participation by market participants (including authorized participants); (ii) the effect of the composition of baskets on the

THE ADVISORS INNER CIRCLE FUND III	RAYLIANT FUNDS MARCH 31, 2022

overall liquidity of each Fund’s portfolio; and (iii) the Rayliant Quantamental Developed Market Equity ETF’s qualification as an “In-Kind ETF.”

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the prospectus for more information regarding a Fund’s exposure to liquidity risk and other principal risks to which an investment in the Funds may be subject.

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT FUNDS MARCH 31, 2022 (UNAUDITED)

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

Rayliant Quantitative Developed Market Equity ETF

Rayliant Quantamental Emerging Market Equity ETF

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Funds’ advisory agreement (the “Agreement”) must be approved: (i) by a vote of a majority of the shareholders of the Funds; and (ii) by the vote of a majority of the members of the Board of Trustees (the “Board” or the “Trustees”) of The Advisors’ Inner Circle Fund III (the “Trust”) who are not parties to the Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

A Board meeting was held on September 23, 2021 to decide whether to approve the Agreement for an initial two-year term (the “September Meeting”). The September Meeting was held via videoconference in reliance on relief provided in orders issued by the Securities and Exchange Commission on March 13, 2020, March 25, 2020 and June 19, 2020 from 1940 Act sections and rules requiring that certain votes of a company’s board of trustees be cast in person due to circumstances related to the current or potential effects of the COVID-19 pandemic. In preparation for the September Meeting, the Trustees requested that the Adviser furnish information necessary to evaluate the terms of the Agreement. The Trustees used this information, as well as other information that the Adviser and other service providers of the Funds presented or submitted to the Board at the September Meeting, to help them decide whether to approve the Agreement for an initial two-year term.

Specifically, the Board requested and received written materials from the Adviser and other service providers of the Funds regarding: (i) the nature, extent and quality of the services to be provided by the Adviser; (ii) the Adviser’s investment management personnel; (iii) the Adviser’s operations; (iv) the Funds’ proposed advisory fees to be paid to the Adviser and the Funds’ overall fees and operating expenses compared with peer groups of mutual funds; (v) the Adviser’s compliance program, including a description of any material compliance matters and any material compliance violations; (vi) the Adviser’s policies on and compliance procedures for personal securities transactions; (vii) the Adviser’s investment experience; and (viii) the Adviser’s rationale for introducing the Funds as well as the Funds’ proposed objectives and strategies.

Representatives from the Adviser, along with other Fund service providers, presented additional information and participated in question and answer sessions at the September Meeting to help the Trustees evaluate the Adviser’s services, fees and other aspects of the Agreement. The Independent Trustees received advice from independent

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT FUNDS MARCH 31, 2022 (UNAUDITED)

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

counsel and met in executive session outside the presence of Fund management and the Adviser.

At the September Meeting, the Trustees, including all of the Independent Trustees, based on their evaluation of the information provided by the Adviser and other service providers of the Funds, approved the Agreement. In considering the approval of the Agreement, the Board considered various factors that they determined were relevant, including: (i) the nature, extent and quality of the services to be provided by the Adviser; and (ii) the fees to be paid to the Adviser, as discussed in further detail below.

Nature, Extent and Quality of Services to be Provided by the Adviser

In considering the nature, extent and quality of the services to be provided by the Adviser, the Board reviewed the portfolio management services to be provided by the Adviser to the Funds, including the quality and continuity of the Adviser’s portfolio management personnel, the resources of the Adviser, and the Adviser’s compliance history and compliance program. The Trustees reviewed the terms of the proposed Agreement. The Trustees also reviewed the Adviser’s proposed investment and risk management approaches for the Funds. The response of the Adviser to a detailed series of questions which included, among other things, information about the investment advisory services to be provided by the Adviser to the Funds, was available to the Board.

The Trustees also considered other services to be provided to the Funds by the Adviser such as monitoring adherence to the Funds’ investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services to be provided to the Funds by the Adviser would be satisfactory.

Costs of Advisory Services

In considering the advisory fees payable by the Funds to the Adviser, the Trustees reviewed, among other things, a report of the proposed advisory fees to be paid to the Adviser. The Trustees also reviewed reports prepared by the Funds’ administrator comparing the Funds’ net and gross expense ratios and advisory fees to those paid by peer groups of mutual funds as classified by Lipper, an independent provider of investment company data. The Trustees reviewed pro forma fee and expense information, as well as the management fees charged by the Adviser to other clients with comparable mandates to the Rayliant Quantamental Emerging Market Equity ETF. The Trustees considered any differences in management fees and took into account the respective demands, resources and complexity associated with the Funds and other client accounts as well

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT FUNDS MARCH 31, 2022 (UNAUDITED)

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

as the extensive regulatory, compliance and tax regimes to which the Funds are subject. The Board concluded, within the context of its full deliberations, that the advisory fees were reasonable in light of the nature and quality of the services expected to be rendered by the Adviser. The Board also considered the Adviser’s commitment to managing the Funds and its willingness to enter into an expense limitation and fee waiver arrangement with the Funds.

Investment Performance, Profitability and Economies of Scale

Because the Funds were new and had not commenced operations, they did not yet have an investment performance record and it was not possible to determine the profitability that the Adviser might achieve with respect to the Funds or the extent to which economies of scale would be realized by the Adviser as the assets of the Funds grow. Accordingly, the Trustees did not make any conclusions regarding the Funds’ investment performance, the Adviser’s profitability, or the extent to which economies of scale would be realized by the Adviser as the assets of the Funds grow, but will do so during future considerations of the Agreement.

Approval of the Agreement

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant in the exercise of its reasonable business judgment, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously concluded that the terms of the Agreement, including the fees to be paid thereunder, were fair and reasonable and agreed to approve the Agreement for an initial term of two years. In its deliberations, the Board did not identify any absence of information as material to its decision, or any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

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Rayliant Funds

1299 Ocean Avenue, Suite 700

Santa Monica, CA 90401

1-866-898-1688

Investment Adviser:

Rayliant Asset Management

1299 Ocean Avenue, Suite 700

Santa Monica, CA 90401

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, Pennsylvania 19456

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, Pennsylvania 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, Pennsylvania 19103

This information must be preceded or accompanied by a current prospectus for the Fund described.

RAY-SA-001-0200

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees during the period covered by this report.

Item 11. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act, as amended (17 CFR § 240.13a-15(b) or § 240.15d-15(b)).

(b) There has been no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13. Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), is filed herewith.

(b) Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors' Inner Circle Fund III

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie,
President

Date: June 8, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie,
President

Date: June 8, 2022

By (Signature and Title)	/s/ Andrew Metzger
Andrew Metzger,
Treasurer, Controller, and CFO

Date: June 8, 2022